SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Jan. 31, 2019
Property, Plant and Equipment [Line Items]
Leasehold improvements						$ 2,335
Laboratory equipment		$ 179		179		1,218
Furniture and fixtures						744
Computer equipment		241		241		409
Construction in progress						19
Total property and equipment		420		420		4,725
Accumulated depreciation		(347)		(302)		(2,332)
Net property and equipment		73		118		2,393
Cost:
Property, Plant and Equipment, Gross		420		420		4,725
Property and Equipment, Net		$ 73		$ 118		$ 2,393
Ayala Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements							$ 500
Total property and equipment			$ 1,618		$ 1,613
Accumulated depreciation			(168)		(182)
Net property and equipment	$ 999		1,120		1,283
Cost:
Property, Plant and Equipment, Gross			1,618		1,613
Less: Accumulated Depreciation			498		330
Property and Equipment, Net	$ 999		1,120		1,283
Ayala Pharmaceuticals Inc [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			73		73
Cost:
Property, Plant and Equipment, Gross			73		73
Ayala Pharmaceuticals Inc [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			294		293
Cost:
Property, Plant and Equipment, Gross			294		293
Ayala Pharmaceuticals Inc [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			146		142
Cost:
Property, Plant and Equipment, Gross			146		142
Ayala Pharmaceuticals Inc [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			1,105		1,105
Cost:
Property, Plant and Equipment, Gross			$ 1,105		$ 1,105
Software Development [Member] | Ayala Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			33.00%
Equipment [Member] | Ayala Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			15.00%
Office Equipment [Member] | Ayala Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			7.00%